Stock-based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Number of Options
Beginning balance (in shares)	49,486,556
Granted (in shares)	0	0
Exercised (in shares)	1,920,273
Expired and forfeited (in shares)	328,667
Ending balance (in shares)	47,237,616		49,486,556
Weighted average exercise price (USD)
Beginning balance (in CAD per share)	$ 1.19
Granted (in CAD per share)	0
Exercised (in CAD per share)	0.65
Expired and forfeited (in CAD per share)	1.52
Ending balance (in CAD per share)	$ 1.21		$ 1.19
Stock Options Additional Disclosures
Outstanding, Weighted average remaining contractual term (years)	6 years 5 months 12 days		6 years 7 months 24 days
Outstanding, Aggregate intrinsic value (CAD)	$ 304,683		$ 290,074
Exercisable, Number of Options (in shares)	31,038,814
Exercisable, Weighted average exercise price (in CAD per share)	$ 0.09
Exercisable, Weighted average remaining contractual term (years)	7 years 6 months 25 days
Exercisable, Aggregate intrinsic value (CAD)	$ 234,840
Unvested, Number of Options (in shares)	16,198,802
Unvested, Weighted average exercise price (in CAD per share)	$ 3.02
Unvested, Weighted average remaining contractual term (years)	4 years 7 months 20 days
Unvested, Aggregate intrinsic value (CAD)	$ 75,162
Xanadu Class A Multiple Voting Shares
Number of Options
Ending balance (in shares)	3,261,109
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Number of Options
Ending balance (in shares)	43,976,507